Segment Information	6 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

Note 13 — SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: education and e-commerce and others. The education segment offers foreign language tutorial services and other education training management services in China. The e-commerce and others segment offers e-commerce services and related products.

Selected financial information is presented below:

	Education		E-commerce and others		Total
	For the six months ended March 31,		For the six months ended March 31,		For the six months ended March 31,
	2026	2025	2026	2025	2026	2025
Revenues	$1,208,984	$971,304	$20,349,350	$15,597,890	$21,558,334	$16,569,194
Cost of revenues	737,117	663,051	20,282,605	15,307,977	21,019,722	15,971,028
Gross profit	471,867	308,253	66,745	289,913	538,612	598,166
Interest expenses, net	153,384	165,664	10,398	(12)	163,782	165,652
Depreciation and amortization	54,030	15,095	47,051	5,329	101,081	20,424
Capital expenditures	6,874	2,269	-	4,149	6,874	6,418
Segment assets	4,584,424	14,011,402	12,393,559	10,847,420	16,977,983	24,858,822
Segment loss	$(3,315,156)	$(4,815,745)	$(377,112)	$(37,640)	$(3,692,268)	$(4,853,385)